Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.3%
123,627	Vanguard S&P 500 ETF	$38,033,846	6.9
442,490	Vanguard Value ETF	46,244,630	8.4

	Total Exchange-Traded Funds
	(Cost $81,363,750)	84,278,476	15.3

MUTUAL FUNDS: 83.6%
	Affiliated Investment Companies: 83.6%
4,197,795	Voya High Yield Bond Fund - Class R6	32,448,956	5.9
2,501,173	Voya Intermediate Bond Fund - Class R6	26,812,576	4.9
292,752	Voya Large-Cap Growth Fund - Class R6	16,382,410	3.0
2,112,510	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,251,377	5.0
3,784,579	Voya Multi-Manager International Equity Fund - Class I	43,598,353	7.9
2,904,928	Voya Multi-Manager International Factors Fund - Class I	27,044,880	4.9
2,650,286	Voya Multi-Manager Mid Cap Value Fund - Class I	21,838,360	4.0
1,093,980	Voya Strategic Income Opportunities Fund - Class R6	10,742,882	1.9
4,762,186	Voya U.S. Stock Index Portfolio - Class I	81,719,117	14.9
936,668	VY® BrandywineGLOBAL - Bond Portfolio - Class I	10,724,853	1.9
1,486,025	VY® Columbia Contrarian Core Portfolio - Class I	27,223,975	5.0
1,398,751	VY® Invesco Comstock Portfolio - Class I	18,939,084	3.4
1,118,614	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	16,421,256	3.0
1,888,039	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	54,186,710	9.9
1,725,587	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	21,863,184	4.0
229,174	VY® T. Rowe Price Growth Equity Portfolio - Class I	21,915,925	4.0

	Total Mutual Funds
	(Cost $441,638,506)	459,113,898	83.6

	Total Investments in Securities (Cost $523,002,256)	$543,392,374	98.9
	Assets in Excess of Other Liabilities	5,842,999	1.1
	Net Assets	$549,235,373	100.0

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$84,278,476	$-	$-	$84,278,476
Mutual Funds	459,113,898	-	-	459,113,898
Total Investments, at fair value	$543,392,374	$-	$-	$543,392,374
Other Financial Instruments+
Futures	560,850	-	-	560,850
Total Assets	$543,953,224	$-	$-	$543,953,224
Liabilities Table
Other Financial Instruments+
Futures	$(565,851)	$-	$-	$(565,851)
Total Liabilities	$(565,851)	$-	$-	$(565,851)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$18,021,036	$851,024	$(19,428,253)	$556,193	$-	$261,949	$(2,708,085)	$-
Voya High Yield Bond Fund - Class R6	12,042,691	23,447,216	(4,411,768)	1,370,817	32,448,956	980,573	(174,256)	-
Voya Index Plus LargeCap Portfolio - Class I	12,100,319	224,875	(11,787,682)	(537,512)	-	-	(990,748)	-
Voya Intermediate Bond Fund - Class R6	23,553,547	9,697,593	(6,883,367)	444,803	26,812,576	662,882	442,000	-
Voya Large-Cap Growth Fund - Class R6	17,775,297	914,545	(4,501,162)	2,193,730	16,382,410	-	47,769	-
Voya MidCap Opportunities Portfolio - Class I	11,936,430	31,060	(11,271,472)	(696,018)	-	13,902	(169,843)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,933,893	1,883,036	(6,101,786)	536,234	27,251,377	-	(699,193)	-
Voya Multi-Manager International Equity Fund - Class I	48,736,696	4,122,020	(8,203,137)	(1,057,226)	43,598,353	-	(566,105)	-
Voya Multi-Manager International Factors Fund - Class I	24,028,432	6,952,131	(4,253,164)	317,481	27,044,880	-	(432,504)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	24,004,043	3,798,747	(3,037,953)	(2,926,477)	21,838,360	-	(578,102)	-
Voya Short Term Bond Fund - Class R6	11,813,640	77,482	(11,784,130)	(106,992)	-	73,909	(230,373)	-
Voya Small Company Portfolio - Class I	18,055,454	2,173,784	(21,390,403)	1,161,165	-	-	(5,284,111)	-
Voya Strategic Income Opportunities Fund - Class R6	11,880,857	1,898,122	(2,619,231)	(416,866)	10,742,882	327,676	(79,392)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,881,515	1,308,425	(26,479,266)	(1,710,674)	-	190,853	(2,634,217)	-
Voya U.S. Stock Index Portfolio - Class I	45,886,836	42,968,426	(11,493,561)	4,357,416	81,719,117	211,194	489,924	3,099,414
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	11,433,309	(1,017,164)	308,708	10,724,853	195,776	31,447	77,596
VY® Columbia Contrarian Core Portfolio - Class I	-	26,542,581	(2,433,332)	3,114,726	27,223,975	17,993	263,098	806,141
VY® Invesco Comstock Portfolio - Class I	44,819,852	11,414,906	(39,017,604)	1,721,930	18,939,084	51,833	(12,303,112)	584,719
VY® JPMorgan Small Cap Core Equity Portfolio Class I	18,013,220	2,671,577	(4,053,525)	(210,016)	16,421,256	-	(1,240,951)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,070,238	7,279,294	(10,878,452)	(2,284,370)	54,186,710	140,078	578,821	4,065,785
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	11,995,755	11,755,312	(3,268,399)	1,380,516	21,863,184	21,103	(83,464)	1,711,452
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,239,232	1,482,422	(29,084,994)	7,279,265	21,915,925	-	(4,732,094)	797,990
	$514,788,983	$172,927,887	$(243,399,805)	$14,796,833	$459,113,898	$3,149,721	$(31,053,491)	$11,143,097

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	365	12/18/20	$27,455,300	$(497,812)
S&P 500® E-Mini	49	12/18/20	8,212,400	(49,705)
			$35,667,700	$(547,517)
Short Contracts:
Mini MSCI EAFE Index	(175)	12/18/20	(16,215,500)	498,800
Mini MSCI Emerging Markets Index	(51)	12/18/20	(2,775,675)	62,050
U.S. Treasury 10-Year Note	(115)	12/21/20	(16,046,094)	(18,334)
			$(35,037,269)	$542,516

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $532,905,787.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,298,110
Gross Unrealized Depreciation	(20,816,524)
Net Unrealized Appreciation	$10,481,586